SELECTED STATEMENTS OF PROFIT OR LOSS DATA	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
SELECTED STATEMENTS OF PROFIT OR LOSS DATA [Text Block]
NOTE 5:-	SELECTED STATEMENTS OF PROFIT OR LOSS DATA

	Six months ended June 30,		Three months ended June 30,
	2023	2022	2023	2022
Salaries and related expenses	$4,260	$5,556	$1,802	$2,573
Depreciation and amortization	$1,587	$1,316	$778	$847